CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Operating Revenue	$ 160,121,525	$ 97,110,205
Operating Expenses
Salaries, Wages, & Benefits	54,056,847	30,629,414
Aircraft Fuel	29,475,548	23,035,395
Maintenance, materials and repairs	8,602,949	4,377,378
Depreciation and amortization	2,292,797	609,489
Contracted ground and aviation services	20,506,701	15,607,926
Travel	8,334,474	5,024,758
Insurance	5,009,477	3,580,377
Aircraft Rent	33,631,717	15,614,081
Other	14,078,145	9,867,929
Total Operating Expenses	175,988,655	108,346,747
Operating Income/(Loss)	(15,867,130)	(11,236,542)
Non-Operating Expenses (Income)
Foreign Exchange (gain) or loss		(96,415)
Interest Expense	4,916,281	1,621,932
Other non operating expenses		3,058,938
Total Non-Operating Expenses	4,916,281	4,584,455
Loss before income taxes	(20,783,411)	(15,820,997)
Income tax expense	2,450	0
Net Income (Loss)	(20,785,861)	(15,820,997)
Net Income attributable to Noncontrolling Interest	224,680
Net Loss attributable to the Company	$ (21,010,541)	$ (15,820,997)
Loss per share:
Basic	$ (0.37)	$ (0.3)
Diluted	$ (0.37)	$ (0.3)
Weighted average number of shares outstanding	56,763,879	52,074,647
Fully diluted shares outstanding	56,763,879	52,074,647